Fair Value Measurements - Effective Contractual Maturity Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One		$ 28,968
Fair Value	$ 0	$ 28,968